Policyholders' Account Balances (Guaranteed Minimum Crediting Rate) (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 86,592,965	$ 69,628,318	$ 52,986,700
1 - 50 bps above guaranteed minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	50	50	50
1 - 50 bps above guaranteed minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	1	1	1
51 - 150 bps above guaranteed minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	150	150	150
51 - 150 bps above guaranteed minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	51	51	51
Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	150	150	150
Fixed Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances		$ 11,197,337	$ 6,164,313	$ 3,575,823
Variable Annuties
Policyholder Account Balance [Line Items]
Policyholders’ account balances		33,217,331	22,810,665	16,432,032
Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances		20,691,139	20,167,713	$ 18,736,365
Less than 1.00% | Fixed Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 1,781,385	$ 1,037,125	$ 118,813
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%	1.00%
Less than 1.00% | Fixed Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 2,772	$ 249	$ 105
Less than 1.00% | Fixed Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	6,838	3,103	337
Less than 1.00% | Fixed Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	28,283	11,939	994
Less than 1.00% | Fixed Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,743,492	1,021,834	117,377
Less than 1.00% | Variable Annuties
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 873,425	$ 1,279,398	$ 1,733,642
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%	1.00%
Less than 1.00% | Variable Annuties | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 421,525	$ 128,748	$ 908,097
Less than 1.00% | Variable Annuties | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	119,969	502,988	807,460
Less than 1.00% | Variable Annuties | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	331,807	647,480	18,083
Less than 1.00% | Variable Annuties | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	124	182	2
Less than 1.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 210,112	$ 180,380	$ 196,692
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%	1.00%
Less than 1.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 0	$ 3,167	$ 0
Less than 1.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Less than 1.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Less than 1.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	210,112	177,213	196,692
1.00% - 1.99% | Fixed Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 624,946	$ 734,846	$ 874,784
1.00% - 1.99% | Fixed Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%	1.99%
1.00% - 1.99% | Fixed Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%	1.00%
1.00% - 1.99% | Fixed Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 368,546	$ 430,477	$ 487,191
1.00% - 1.99% | Fixed Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	43,071	62,519	73,393
1.00% - 1.99% | Fixed Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	167,833	172,877	234,487
1.00% - 1.99% | Fixed Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	45,496	68,973	79,713
1.00% - 1.99% | Variable Annuties
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 512,006	$ 418,465	$ 217,498
1.00% - 1.99% | Variable Annuties | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%	1.99%
1.00% - 1.99% | Variable Annuties | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%	1.00%
1.00% - 1.99% | Variable Annuties | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 79,576	$ 121,336	$ 214,377
1.00% - 1.99% | Variable Annuties | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	431,936	294,635	2,061
1.00% - 1.99% | Variable Annuties | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	494	2,494	1,060
1.00% - 1.99% | Variable Annuties | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
1.00% - 1.99% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 3,996,757	$ 3,652,804	$ 3,317,734
1.00% - 1.99% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%	1.99%
1.00% - 1.99% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%	1.00%
1.00% - 1.99% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 387,035	$ 289,677	$ 201,121
1.00% - 1.99% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
1.00% - 1.99% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,863,091	1,849,854	2,588,458
1.00% - 1.99% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,746,631	1,513,273	528,155
2.00% - 2.99% | Fixed Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 2,364,886	$ 1,335,411	$ 1,349,636
2.00% - 2.99% | Fixed Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%	2.99%
2.00% - 2.99% | Fixed Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%	2.00%
2.00% - 2.99% | Fixed Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 348,806	$ 302,520	$ 301,132
2.00% - 2.99% | Fixed Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,458,294	459,748	469,276
2.00% - 2.99% | Fixed Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	542,957	557,349	562,347
2.00% - 2.99% | Fixed Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	14,829	15,794	16,881
2.00% - 2.99% | Variable Annuties
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 25,768	$ 25,030	$ 31,529
2.00% - 2.99% | Variable Annuties | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%	2.99%
2.00% - 2.99% | Variable Annuties | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%	2.00%
2.00% - 2.99% | Variable Annuties | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 15,586	$ 17,039	$ 23,323
2.00% - 2.99% | Variable Annuties | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	6,251	3,829	4,071
2.00% - 2.99% | Variable Annuties | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	3,931	4,162	4,135
2.00% - 2.99% | Variable Annuties | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
2.00% - 2.99% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 4,857,891	$ 4,652,202	$ 4,523,671
2.00% - 2.99% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%	2.99%
2.00% - 2.99% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%	2.00%
2.00% - 2.99% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 37,107	$ 30,500	$ 28,061
2.00% - 2.99% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,601,067	1,535,762	1,445,439
2.00% - 2.99% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	2,681,677	2,695,823	2,789,520
2.00% - 2.99% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	538,040	390,117	260,651
3.00% - 4.00% | Fixed Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 2,881,550	$ 1,914,875	$ 29,131
3.00% - 4.00% | Fixed Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%	4.00%
3.00% - 4.00% | Fixed Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%	3.00%
3.00% - 4.00% | Fixed Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 2,861,951	$ 1,894,646	$ 29,131
3.00% - 4.00% | Fixed Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	5,504	6,114	0
3.00% - 4.00% | Fixed Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	11,468	10,896	0
3.00% - 4.00% | Fixed Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	2,627	3,219	0
3.00% - 4.00% | Variable Annuties
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 709,665	$ 821,176	$ 913,231
3.00% - 4.00% | Variable Annuties | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%	4.00%
3.00% - 4.00% | Variable Annuties | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%	3.00%
3.00% - 4.00% | Variable Annuties | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 709,665	$ 819,316	$ 903,953
3.00% - 4.00% | Variable Annuties | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	1,860	9,245
3.00% - 4.00% | Variable Annuties | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	33
3.00% - 4.00% | Variable Annuties | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
3.00% - 4.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 6,433,823	$ 6,948,038	$ 7,281,490
3.00% - 4.00% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%	4.00%
3.00% - 4.00% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%	3.00%
3.00% - 4.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 3,631,946	$ 4,149,638	$ 3,956,631
3.00% - 4.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,696,557	1,716,374	2,217,133
3.00% - 4.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,105,320	1,082,026	1,107,726
3.00% - 4.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Fixed Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 0	$ 0	$ 0
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%	4.00%
Greater than 4.00% | Fixed Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 0	$ 0	$ 0
Greater than 4.00% | Fixed Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Fixed Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Fixed Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Variable Annuties
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 1,262	$ 1,978	$ 2,046
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%	4.00%
Greater than 4.00% | Variable Annuties | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 1,262	$ 1,978	$ 2,046
Greater than 4.00% | Variable Annuties | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Variable Annuties | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Variable Annuties | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 2,044,665	$ 2,095,235	$ 2,136,137
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%	4.00%
Greater than 4.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 2,044,665	$ 2,095,235	$ 2,136,137
Greater than 4.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Greater than 4.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	0	0	0
Total | Fixed Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	7,652,767	5,022,257	2,372,364
Total | Fixed Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	3,582,075	2,627,892	817,559
Total | Fixed Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,513,707	531,484	543,006
Total | Fixed Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	750,541	753,061	797,828
Total | Fixed Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,806,444	1,109,820	213,971
Total | Variable Annuties
Policyholder Account Balance [Line Items]
Policyholders’ account balances	2,122,126	2,546,047	2,897,946
Total | Variable Annuties | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	1,227,614	1,088,417	2,051,796
Total | Variable Annuties | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	558,156	803,312	822,837
Total | Variable Annuties | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	336,232	654,136	23,311
Total | Variable Annuties | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	124	182	2
Total | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders’ account balances	17,543,248	17,528,659	17,455,724
Total | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	6,100,753	6,568,217	6,321,950
Total | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	3,297,624	3,252,136	3,662,572
Total | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	5,650,088	5,627,703	6,485,704
Total | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 2,494,783	$ 2,080,603	$ 985,498